PORTFOLIO OF INVESTMENTS
Columbia Emerging Markets Consumer ETF
June 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
| 1
Common Stocks - 99.4%
Issuer Shares Value ($)
Brazil - 5.1%
Lojas Renner SA 387,452 3,415,208
Petrobras Distribuidora SA 311,489 1,656,193
Raia Drogasil SA 498,696 2,455,788
Telefonica Brasil SA 189,571 1,586,732
Total 9,113,921
China - 50.6%
Alibaba Group Holding Ltd. ADR
(a)
36,643 8,309,899
ANTA Sports Products Ltd. 193,153 4,546,620
Autohome , Inc. ADR 9,733 622,523
Baidu, Inc. ADR
(a)
41,861 8,535,458
Bilibili , Inc. ADR
(a)
36,996 4,507,593
BYD Co. Ltd. Class H 126,569 3,784,431
China Feihe Ltd.
(b)
486,660 1,050,293
China Mengniu Dairy Co. Ltd. 463,453 2,801,898
China Resources Beer Holdings Co. Ltd. 231,774 2,081,709
China Tower Corp. Ltd. Class H
(b)
7,945,967 1,094,817
Dongfeng Motor Group Co. Ltd. Class H 417,412 375,173
Geely Automobile Holdings Ltd. 969,517 3,052,427
Guangzhou Automobile Group Co. Ltd. Class
H 480,576 431,326
Haier Smart Home Co. Ltd. Class H
(a)
374,605 1,307,236
Hengan International Group Co. Ltd. 118,259 791,860
iQIYI , Inc. ADR
(a)
56,055 873,337
JD.com, Inc. ADR
(a)
107,608 8,588,194
Meituan Class B
(a),(b)
206,916 8,536,849
NetEase , Inc. ADR 68,249 7,865,697
New Oriental Education & Technology Group,
Inc. ADR
(a)
256,875 2,103,806
TAL Education Group ADR
(a)
68,029 1,716,372
Tencent Holdings Ltd. 100,578 7,563,570
Tencent Music Entertainment Group ADR
(a)
88,156 1,364,655
Vipshop Holdings Ltd. ADR
(a)
67,497 1,355,340
Want Want China Holdings Ltd. 1,046,568 741,210
Yum China Holdings, Inc. 71,621 4,744,891
Zhongsheng Group Holdings Ltd. 86,934 723,158
Total 89,470,342
Greece - 0.4%
Hellenic Telecommunications Organization
SA 38,699 649,388
India - 13.1%
Hero MotoCorp Ltd. 56,003 2,186,927
Hindustan Unilever Ltd. 242,082 8,048,665
ITC Ltd. 1,273,942 3,474,075
Maruti Suzuki India Ltd. 57,319 5,795,828
Nestle India Ltd. 15,384 3,649,483
Total 23,154,978
Indonesia - 1.6%
PT Astra International Tbk 2,957,398 1,007,555
PT Telkom Indonesia Persero Tbk 6,947,222 1,509,224
PT Unilever Indonesia Tbk 836,055 285,412
Total 2,802,191
Mexico - 2.4%
Fomento Economico Mexicano SAB de CV
Series UBD 196,010 1,655,165
Grupo Televisa SAB Series CPO 266,826 764,141
Wal-Mart de Mexico SAB de CV 534,029 1,745,273
Total 4,164,579
Russia - 4.6%
Magnit PJSC GDR 85,172 1,235,420
Mobile TeleSystems PJSC ADR 101,563 940,473
Common Stocks (continued)
Issuer Shares Value ($)
X5 Retail Group NV GDR 25,150 881,759
Yandex NV Class A
(a)
72,346 5,118,480
Total 8,176,132
Saudi Arabia - 3.6%
Almarai Co. JSC 62,843 1,062,352
Saudi Telecom Co. 150,825 5,292,388
Total 6,354,740
South Africa - 3.0%
Shoprite Holdings Ltd. 217,399 2,366,629
Vodacom Group Ltd. 317,138 2,860,044
Total 5,226,673
Taiwan - 11.7%
Chunghwa Telecom Co. Ltd. 1,639,223 6,706,915
Hotai Motor Co. Ltd. 153,211 3,376,278
President Chain Store Corp. 242,492 2,288,933
Taiwan Mobile Co. Ltd. 712,362 2,607,839
Uni -President Enterprises Corp. 2,205,595 5,794,511
Total 20,774,476
Thailand - 2.4%
Advanced Info Service PCL 252,400 1,346,658
CP ALL PCL 1,037,705 1,942,661
Thai Beverage PCL 2,013,344 1,011,016
Total 4,300,335
United Arab Emirates - 0.9%
Emirates Telecommunications Group Co.
PJSC 254,830 1,526,281
Total Common Stocks
(Cost: $142,472,371) 175,714,036
Money Market Funds - 0.4%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
— Treasury Instruments Fund, Institutional
Shares, 0.006%
(c)
719,421 719,421
Total Money Market Funds
(Cost: $719,421) 719,421
Total Investments in Securities
(Cost: $143,191,792) 176,433,457
Other Assets & Liabilities, Net 344,288
Net Assets 176,777,745

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Emerging Markets Consumer ETF
June 30, 2021 (Unaudited)
2 |
Notes to Portfolio of Investments
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2021, the total value of these securities amounted to $10,681,959, which represents 6.04% of total net assets.
(c) The rate shown is the seven-day current annualized yield at June 30, 2021.
Abbreviation Legend
ADR American Depositary Receipts
GDR Global Depositary Receipts
PJSC Private Joint Stock Company
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

1QT279_03_L01_(08/21)
You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.